Share-Based Payment Arrangements - Summary of Share-based Payment Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements [Line Items]
Total expense from share-based payment transactions	$ 304	$ 412	$ 357
Cost of revenue [Member]
Statements [Line Items]
Total expense from share-based payment transactions	48	60	42
Sales and Marketing [Member]
Statements [Line Items]
Total expense from share-based payment transactions	12	14	11
Research and Development [Member]
Statements [Line Items]
Total expense from share-based payment transactions	97	124	89
General and Administrative [Member]
Statements [Line Items]
Total expense from share-based payment transactions	$ 147	$ 214	$ 215